Liabilities at fair value through profit or loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative financial instruments	R$ 14,265,283	R$ 18,697,682
Total	R$ 14,265,283	R$ 18,697,682